Consolidated statements of financial position (Details 1) - EUR (€)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
CondensedBalanceSheetStatementLineItems [Line Items]
Depreciation charge for the year		€ 362,137	[1]	€ 265,957	[2]	€ 0	[2]
Net book value	[3]	546,694		836,924
Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		1,102,881		730,672
Additions		101,993		636,754
Disposals		(28,366)		(266,057)
Exchange differences		(7,997)		1,512
Balance, ending		1,168,512		1,102,881		730,672
Depreciation
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		(265,957)		0
Depreciation charge for the year		(370,018)		(304,181)
Disposals		7,880		38,008
Exchange differences		6,277		216
Balance, ending		(621,818)		(265,957)		0
Buildings
CondensedBalanceSheetStatementLineItems [Line Items]
Net book value		485,369		822,697
Buildings | Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		1,067,823		695,614
Additions		0		636,754
Disposals		0		(266,057)
Exchange differences		(7,997)		1,512
Balance, ending		1,059,826		1,067,823		695,614
Buildings | Depreciation
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		(245,126)		0
Depreciation charge for the year		(335,608)		(283,350)
Disposals		0		38,008
Exchange differences		6,277		216
Balance, ending		(574,457)		(245,126)		0
Cars
CondensedBalanceSheetStatementLineItems [Line Items]
Net book value		61,324		14,227
Cars | Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		35,058		35,058
Additions		101,993		0
Disposals		(28,366)		0
Exchange differences		0		0
Balance, ending		108,685		35,058		35,058
Cars | Depreciation
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		(20,831)		0
Depreciation charge for the year		(34,410)		(20,831)
Disposals		7,880		0
Exchange differences		0		0
Balance, ending		€ (47,361)		€ (20,831)		€ 0

[1]	Conversion rates used for one Euro: December 31, 2020 $0.8149, average rate 2020 $0.8762, January 1, 2020/December 31, 2019 $0.8902, average rate 2019 $0.8932.
[2]	In 2020 and 2019 leases under IFRS 16, in 2018 operating leases under IAS 17.
[3]	Please refer to Note 2.1 regarding certain presentational reclassifications.